OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

October 8, 2013

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Global High Yield Fund (f/k/a Oppenheimer High Yield Opportunities Fund)
Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A
File No. 811-22609; Reg. No. 333-176889

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Global High Yield Fund (f/k/a Oppenheimer High Yield Opportunities Fund) (the “Fund”), an investment company organized as a Delaware statutory trust. The Fund was named Oppenheimer Global High Yield Fund prior to November 16, 2011, and named Oppenheimer High Yield Opportunities Fund from November 16, 2011 until August 20, 2013.

This filing consists of the documents comprising Pre-Effective Amendment No. 5 (the "Amendment") to the Fund's registration statement on Form N-1A (the “Registration Statement”). Please note the following with respect to this filing:

  The Fund filed its initial N-1A on September 16, 2011 and subsequently filed four amendments to its Registration Statement. Pre-Effective Amendment No. 4 to the Registration Statement, filed November 21, 2011, included revisions in response to comments provided by staff of the Securities and Exchange Commission ("Commission") on October 19, 2011. A response letter was also filed as correspondence with Pre-Effective Amendment No. 4.

  The disclosures in the Fund’s prospectus and SAI included in this filing are substantially the same as those previously filed with the Commission as part of Pre-Effective Amendment No. 4, except for the following:

    The name of the Fund has been changed back to “Oppenheimer Global High Yield Fund” and related disclosure has been added to the Fund’s Principal Investment Strategies section that describes how the Fund will invest globally. We believe the use of the term “Global” in the Fund’s name and related disclosure is consistent with the Commission staff’s guidance under Rule 35d-1 of the Investment Company Act, as well as the clarification provided by Commission staff on its views on the use of the term “global,” as memorialized in ICI Memorandum 26215 regarding “SEC Staff Comments on Fund Names (35d-1”) (June 4, 2012, available at http://www.ici.org/my_ici/memorandum/memo26215 ) (text attached as an appendix for your convenience);

    Disclosure describing the Fund’s offering of Class N and Class I shares has been added to the prospectus and SAI;

    The Principal Investment Strategies section has been revised to reflect that investment in senior loans currently will not be a principal investment strategy and that the Fund intends to use a “top down” approach for selecting securities instead of “bottom up.”

    Disclosure regarding the risks of sovereign debt and foreign currency has been added to the Principal Risks section of the prospectus;

    The Fund’s disclosures concerning the risks of below-investment-grade bonds and derivatives have been enhanced in the prospectus and SAI;

    Disclosure concerning special risks of developing and emerging markets, Eurozone investment risks and special risks of sovereign debt has been added to the statutory section of the prospectus.

    The portfolio manager lineup has changed;

    Disclosure has been added to reflect that the Fund will employ the services of a sub-advisor;

    Disclosure concerning foreign fixed income investing, Eurozone investment risks and currency risk has been enhanced or added to the SAI;

The prospectus and SAI have been tagged to indicate paragraphs that include changes from Pre-Effective Amendment No. 4 to the Registration Statement. This filing includes the Fund’s audited financial statements, the consent of the Fund’s independent auditors, and the opinion of counsel.

This filing also contains a request for acceleration. We respectfully request this Registration Statement to be declared effective as of Tuesday, October 29, 2013, or as soon as practicable thereafter.

This filing also contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

We request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 16th Floor

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

Enclosures

cc:	Valerie Lithotomos, Esq., SEC
Lori E. Bostrom, Esq.
Ed Gizzi, Esq.
Gloria J. LaFond
K&L Gates LLP

Appendix

Investment Company Institute

[26215]

June 4, 2012

TO: SEC RULES MEMBERS No. 47-12

SMALL FUNDS MEMBERS No. 17-12

CLOSED-END INVESTMENT COMPANY MEMBERS No. 30-12

RE: SEC STAFF COMMENTS ON FUND NAMES (RULE 35d-1)

In response to inquiries from ICI members about SEC staff comments on fund names that include the terms “international” and “global,” we sought clarification from the staff on their views. This memo summarizes our understanding of the staff’s position on the use of these terms.

Background

Section 35(d) of the Investment Company Act of 1940 prohibits the use of “any word or words in a fund name that the Commission finds are materially deceptive or misleading.” The section further authorizes the Commission, “by rule, regulation, or order, to define such names or titles as are materially deceptive or misleading.” In 2001, the SEC adopted Rule 35d-1, which addresses certain broad categories of investment company names that could potentially mislead investors. [1] The rule requires investment companies with a name that suggests a particular investment emphasis to invest in a manner consistent with its name, and specifically requires that, with respect to names covered by the rule, funds must invest 80 percent of their assets in the type of security indicated by the name.

Rule 35d-1 does not apply to the terms “international” and “global.” The Adopting Release explains that “the term ‘foreign’ indicates investments that are tied economically to countries outside the United States,” and an investment company with “foreign” in the name is subject to the 80 percent requirement. It goes on to explain that “the terms ‘international’ and ‘global,’ however, connote diversification among investments in a number of different countries throughout the world… and will not be subject to the rule.” [2]

While funds using these terms in their names are not subject to the 80 percent test set forth in the rule, the Adopting Release states that “the Division will continue to scrutinize investment company names not covered by the proposed rule. In determining whether a particular name is misleading, the Division will consider whether the name would lead a reasonable investor to conclude that the company invests in a manner that is inconsistent with the company’s intended investments or the risks of those investments.”

SEC Staff Position

In response to a number of inquiries from Institute members about how the SEC staff evaluates whether use of the terms “global” and “international” in fund names is appropriate, we sought clarification from senior members of the SEC staff responsible for disclosure review. These staff members first expressed their view that, consistent with both Section 35(d) and Rule 35d-1, they have the authority to review all fund names that could potentially be misleading, and not just those containing terms expressly covered by Rule 35d-1. Further, as the Adopting Release suggests, the terms “international” and “global” “connote diversification among investments in a number of different countries throughout the world,” and therefore the staff seeks to ensure that funds using these terms explain how they intend to invest consistent with this connotation.

The staff believes that one effective way to satisfy this mandate is to state that the fund would invest, under normal market conditions, in at least three different countries, and invest at least 40 percent of its assets outside the US or, if conditions are not favorable, invest at least 30 percent of its assets outside the US. They do not believe, however, that this approach is compulsory. Reviewers have been instructed to request that funds “expressly describe how the fund will invest its assets in investments that are tied economically to a number of countries throughout the world.” Reviewers may suggest the 40 percent/3 countries test as an example. Statements to the effect that the fund will invest “primarily” or “a majority of its assets” in non-U.S. securities are also acceptable. If alternative language is proposed, such as that a fund will invest “to approximately the same extent as the fund’s benchmark index” in non-U.S. securities, reviewers are expected to consider whether such formulations effectively connote the appropriate level of investment outside the US. The staff noted that these formulations are not intended to prevent a fund from taking “temporary defensive positions” in response to adverse market, economic, political, or other conditions.

Finally, the staff requested that we encourage members with any additional questions to contact their branch chief or an Assistant Director.

Mara Shreck

Associate Counsel

endnotes

[1] Investment Company Names, SEC Release No. IC-24828 (Jan. 17, 2001) [66 Fed. Reg. 8509 (Feb. 1, 2001)], available at http://www.sec.gov/rules/final/ic-24828.htm (“Adopting Release”).

[2] Id. at n. 42.